Short-Term Debt (Summary of Short-Term Debt) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Short-term debt	$ 2,142	$ 1,560
Commercial paper	783	1,170
Other short-term debt	$ 207	$ 77